Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2020 to December 31, 2022:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Balance at January 1,	51,020	31,239	38,764
Cost incurred for dry docking	18,870	36,060	6,968
Acquisition of vessels (note 20)	9,182	—	—
Transfer to vessel held for sale and write-down of vessels	(3,367)	(896)	(766)
Dry-dock amortization	(17,394)	(15,383)	(13,727)
Balance at December 31,	58,311	51,020	31,239